Short-Term Investments	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

As of December 31, 2017 and 2018, the Group’s short-term investments consist of available-for-sale debt securities with maturities of less than one year purchased from commercial banks and other financial institutions. During the years ended December 31, 2016, 2017 and 2018, the Company recorded interest income from short-term investments of RMB8,587, RMB65,016, and RMB91,052 (US$13,243) in the consolidated statement of comprehensive loss, respectively.